Taxation - Summary of Profit Before Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit Before Tax [Line Items]
Profit before income tax	¥ 13,277	¥ 8,712	¥ 6,045
Foreign Countries
Profit Before Tax [Line Items]
Profit before income tax	2,950	578	311
Country of Domicile
Profit Before Tax [Line Items]
Profit before income tax	¥ 10,327	¥ 8,134	¥ 5,734